SUBSEQUENT EVENTS (Details) - shares	Jul. 13, 2026	Sep. 03, 2025
2025 Omnibus Share Incentive Plan
Subsequent Event [Line Items]
Number of additional shares authorized		18,810,820
Subsequent Event | 2026 Plan
Subsequent Event [Line Items]
Number of additional shares authorized	11,960,000
Outstanding share percentage	3.00%